Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Leases
We have operating and finance leases for corporate offices, vehicles, and certain equipment. Our leases have remaining lease terms of 1 year to 6 years, some of which include options to extend the leases and some of which include options to terminate the leases within 1 year. Operating leases are included separately in the condensed consolidated balance sheets and finance leases are included in other current liabilities and other liabilities in the condensed consolidated balance sheets.
The components of lease expense are as follows (in thousands):

Three Months Ended March 31, 2019
Operating lease cost	$326

Finance lease cost:
Amortization of finance lease assets	$53
Interest on finance lease liabilities	33
Total finance lease cost	$86
Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$287
Operating cash flows from finance leases	$33
Financing cash flows from finance leases	$184

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$323
Finance leases	$145

Supplemental balance sheet information related to leases was as follows (in thousands):

March 31, 2019
Operating lease right-of-use assets, net	$3,681

Operating lease liabilities	$1,251
Operating lease liabilities, net of current	2,564
Total operating lease liabilities	$3,815

Finance lease assets	$3,702
Finance lease accumulated amortization	(1,100)
Finance lease assets, net	$2,602

Finance lease liabilities	$809
Finance lease liabilities, net of current	1,607
Total finance lease liabilities	$2,416

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.4
Finance leases	2.9

Weighted-Average Discount Rate
Operating leases	5.00%
Finance leases	6.00%

We are committed to making future cash payments on non-cancelable operating leases and finance leases (including interest). The future minimum lease payments due under both non-cancelable operating leases and finance leases having initial or remaining lease terms in excess of one year as of March 31, 2019 were as follows (in thousands):

	Operating Leases	Finance Leases
2019 (excludes the three-months ended March 31, 2019)	$1,066	$696
2020	1,317	842
2021	953	817
2022	552	258
2023	259	10
Thereafter	4	—
Total future minimum lease payments	$4,151	$2,623
Less amounts representing interest	336	207
Present value of lease obligations	$3,815	$2,416